Convertible Loans (Tables)	12 Months Ended
Oct. 31, 2025
Convertible Loans [Abstract]
Schedule of Fair Value of the Promissory Notes

The fair value of the promissory notes was $1,760,066 as of October 31, 2025.

Convertible loans

Balance, October 31, 2024	$-
Proceeds received from issuance of convertible loans	2,250,000
Finance expenses	209,196
Issuance of shares upon conversion of convertible loans	(699,130)
Balance, October 31, 2025	$1,760,066